UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.           Name and Address of issuer:

             Sanford C. Bernstein Fund, Inc.
             1345 Avenue of the Americas
             New York, NY 10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


3.           Investment Company Act File Number:

             811-5555

             Securities Act File Number:

             33-21844


4(a).        Last day of fiscal year for which this Form is filed:

             September 30, 2005


4(b).  |_|   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
             Instruction A.2)



4(c). |_|    Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:


               (i)      Aggregate sale price of securities sold
                        during the fiscal year pursuant to section 24(f):

                                                                  $5,217,212,169
                                                                  --------------

              (ii)

                        Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                                  $3,559,592,296
                                                                 ---------------

              (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                                  $            0
                                                                  --------------

              (iv)      Total available redemption credits
                        [add Items 5(ii) and 5(iii)]:
                                                                  $3,559,592,296
                                                                  --------------

              (v)       Net sales - if Item 5(i) is greater
                        than Item 5(iv) [subtract Item 5(iv)
                        from 5(i)]:

                                                                  $1,657,619,873
                                                                  --------------

              (vi)      Redemption credits available for use
                        in future years - if Item 5(i) is less
                        than Item 5(iv) [subtract Item 5(iv)
                        from Item 5(i)]:
                                                                  $            0
                                                                  --------------

              (vii)     Multiplier for determining registration
                        fee (See Instruction C.9):
                                                                       x.0001070
                                                                  --------------

              (viii)    Registration fee due [multiply Item 5(v)
                        by Item 5(vii)] (enter "0" if no fee is
                        due):                                     =$     177,365
                                                                  --------------

6.           Prepaid shares

             If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
             deducted here:   Not applicable

             If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: Not applicable



7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


             $ 0
             ---



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

             $ 177,365
             ---------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: December 20, 2005
             Method of Delivery:

             |X|    Wire transfer

             |_|    Mail or other means



                                   Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)* /s/ Christina A. Morse
                          ----------------------
                          Christina A. Morse
                          Assistant Secretary

Date December 20, 2005


                                       3


*Please print the name and title of the signing officer below the signature.